UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2010 (unaudited)

Description	Shares	Value

Common Stocks — 95.3%
Australia — 3.5%
National Australia Bank, Ltd.	26,700	$674,275
TABCORP Holdings, Ltd.	126,977	803,991
Telstra Corp., Ltd.	262,969	721,527
Transurban Group	218,260	1,011,446

Total Australia		3,211,239

Brazil — 6.3%
Banco do Brasil SA	37,000	621,053
Cielo SA (b)	122,000	1,149,099
Redecard SA (b)	154,300	2,854,595
Souza Cruz SA	34,380	1,198,617

Total Brazil		5,823,364

China — 1.4%
China Construction Bank Corp.	1,074,000	878,372
Industrial and Commercial Bank of China, Ltd., Class H	562,000	429,231

Total China		1,307,603

Cyprus — 1.0%
Bank of Cyprus Public Co., Ltd.	149,300	943,732

Egypt — 0.7%
Orascom Construction Industries	13,520	648,990

Finland — 1.6%
Sampo Oyj, A Shares	54,923	1,456,930

France — 5.9%
AXA SA	40,430	899,374
Sanofi-Aventis	11,400	849,783
Total SA	38,555	2,238,155
Vivendi	55,180	1,476,790

Total France		5,464,102

Germany — 2.8%
Allianz SE	12,315	1,544,066
E.ON AG	28,200	1,041,145

Total Germany		2,585,211

Greece — 0.8%
OPAP SA	32,032	726,836

Hong Kong — 2.2%
Esprit Holdings, Ltd.	138,606	1,094,317
Pacific Basin Shipping, Ltd.	1,169,000	927,461

Total Hong Kong		2,021,778

Description	Shares	Value

Ireland — 0.6%
Willis Group Holdings PLC	16,600	$519,414

Israel — 3.0%
Cellcom Israel, Ltd.	22,300	761,991
Israel Chemicals, Ltd.	152,558	2,063,965

Total Israel		2,825,956

Italy — 3.5%
Atlantia SpA	34,573	806,907
Eni SpA	45,872	1,076,194
Geox SpA	63,000	436,942
Terna SpA	215,600	932,569

Total Italy		3,252,612

Japan — 2.4%
Mizuho Financial Group, Inc.	213,100	421,687
Nintendo Co., Ltd.	5,400	1,807,894

Total Japan		2,229,581

Mexico — 1.5%
Kimberly-Clark de Mexico SAB de
CV, Series A	248,600	1,405,491

New Zealand — 0.8%
Telecom Corp. of New Zealand,
Ltd.	484,953	747,535

Philippines — 1.4%
Philippine Long Distance
Telephone Co. Sponsored ADR	25,100	1,337,328

Russia — 0.7%
Mobile TeleSystems Sponsored
ADR	12,400	688,200

South Africa — 3.5%
Kumba Iron Ore, Ltd. (b)	47,515	2,302,117
Pretoria Portland Cement Co., Ltd.	1	5
Tiger Brands, Ltd.	39,340	990,555

Total South Africa		3,292,677

South Korea — 0.5%
Macquarie Korea Infrastructure
Fund GDR	102,050	432,480

Spain — 1.6%
Banco Santander SA	48,800	648,571

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Description	Shares	Value

Bolsas y Mercados Espanoles	30,430	$814,608

Total Spain		1,463,179

Switzerland — 4.3%
Credit Suisse Group AG	13,600	701,024
Zurich Financial Services AG (b)	12,671	3,248,266

Total Switzerland		3,949,290

Taiwan — 2.3%
Taiwan Semiconductor
Manufacturing Co., Ltd. (b)	1,122,490	2,173,724

Turkey — 1.0%
Ford Otomotiv Sanayi AS	123,795	897,213

United Kingdom — 10.2%
BAE Systems PLC	138,000	777,557
BP PLC (b)	236,718	2,239,373
British American Tobacco PLC	33,600	1,158,192
Man Group PLC	355,850	1,304,105
Prudential PLC	81,683	678,648
Royal Dutch Shell PLC, A Shares	49,900	1,443,317
Vodafone Group PLC (b)	796,250	1,836,629

Total United Kingdom		9,437,821

United States — 31.8%
Altria Group, Inc. (b)	100,300	2,058,156
American Electric Power Co., Inc.	31,300	1,069,834
Analog Devices, Inc.	15,300	440,946
AT&T, Inc. (b)	87,450	2,259,708
Caterpillar, Inc.	8,100	509,085
ConocoPhillips	25,900	1,325,303
Darden Restaurants, Inc.	29,400	1,309,476
Diamond Offshore Drilling, Inc. (b)	16,650	1,478,686
Emerson Electric Co.	34,800	1,751,832
Genuine Parts Co. (b)	52,700	2,226,048
Intel Corp.	21,200	471,912
Kimberly-Clark Corp.	9,300	584,784
Mattel, Inc. (b)	75,200	1,710,048
McDonald’s Corp.	30,000	2,001,600
Merck & Co., Inc. (b)	36,000	1,344,600
Nucor Corp.	9,900	449,262
NYSE Euronext	44,400	1,314,684
Pfizer, Inc. (b)	49,000	840,350
Qwest Communications International, Inc.	98,200	512,604
Reynolds American, Inc. (b)	40,000	2,159,200
Southern Copper Corp.	14,900	471,883
Spectra Energy Corp.	27,700	624,081
UDR, Inc. REIT	38,600	680,904
USA Mobility, Inc.	40,540	513,642

Description	Shares	Value

Verizon Communications, Inc. (b)	43,400	$1,346,268

Total United States		29,454,896

Total Common Stocks
(Identified cost $81,078,872)		88,297,182

Limited Partnership Units — 1.5%
United States — 1.5%
Energy Transfer Equity LP	13,200	445,368
Enterprise GP Holdings LP	10,800	463,860
Enterprise Products Partners LP	13,800	477,204

Total United States (Identified cost $1,209,486)		1,386,432

Preferred Stock — 0.7%
United States l0.7%
Bank of America Corp. (Identified cost $625,521)	695	677,625

Description	Principal Amount (000) (c)	Value

Foreign Government Obligations — 13.2%
Brazil — 3.3%
Brazil NTN-F:
10.00%, 01/01/12	3,900	2,190,197
10.00%, 01/01/13	1,648	884,158

Total Brazil		3,074,355

Egypt — 3.6%
Egypt Treasury Bills:
0.00%, 05/11/10	625	112,474
0.00%, 07/13/10	975	172,525
0.00%, 08/03/10	5,775	1,015,985
0.00%, 08/31/10	4,400	768,058
0.00%, 09/28/10	4,650	805,271
0.00%, 10/12/10	2,725	470,040

Total Egypt		3,344,353

Ghana — 1.0%
Ghana Government Bonds:
14.00%, 03/07/11	560	389,976
16.00%, 05/02/11	390	279,714
13.67%, 06/15/12	190	132,240
15.00%, 12/10/12	170	119,052

Total Ghana		920,982

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Description	Principal Amount (000) (c)	Value

Hungary — 1.6%
Hungary Government Bonds:
8.00%, 02/12/15	171,540	$936,721
6.75%, 02/24/17	113,420	579,881

Total Hungary		1,516,602

Kenya — 0.1%
Kenya Treasury Bill,
0.00%, 04/05/10	9,600	124,062

Mexico — 0.9%
Mexican Bonos:
8.00%, 12/19/13	3,800	323,824
8.00%, 12/17/15	5,500	464,556

Total Mexico		788,380

Poland — 0.6%
Poland Government Bonds:
4.75%, 04/25/12	933	328,045
3.00%, 08/24/16	694	241,567

Total Poland		569,612

Romania — 0.4%
Romania Government Bond,
11.25%, 10/25/12	940	341,364

Turkey — 1.1%
Turkey Government Bond,
10.00%, 02/15/12	1,278	972,430

Uganda — 0.6%
Uganda Government Bonds:
10.00%, 04/01/10	338,000	162,505
10.00%, 07/21/11	245,000	122,808
10.00%, 10/13/11	488,300	246,513

Total Uganda		531,826

Total Foreign Government Obligations (Identified cost $11,326,560)		12,183,966

Description	Shares	Value

Short-Term Investment — 2.5%
State Street Institutional Treasury Money Market Fund (Identified cost $2,344,552)	2,344,552	2,344,552

Total Investments — 113.2% (Identified cost $96,584,991) (a)	$104,889,757
Liabilities in Excess of Cash and Other Assets — (13.2)%	(12,204,277)

Net Assets — 100.0%	$92,685,480

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2010:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	04/05/10	1,497,643	$834,341	$842,153	$7,812	$-
CLP	06/24/10	234,206,500	439,000	446,991	7,991	-
CNY	05/10/10	6,504,960	968,000	952,941	-	15,059
CNY	05/10/10	1,470,175	218,776	215,373	-	3,403
CNY	05/10/10	485,856	72,000	71,175	-	825
CNY	05/10/10	528,099	78,000	77,364	-	636
CNY	08/24/10	950,622	141,000	139,435	-	1,565
CNY	03/17/11	7,825,873	1,177,000	1,156,845	-	20,155
COP	04/05/10	899,893,750	465,783	468,073	2,290	-
COP	04/19/10	877,800,000	440,000	456,437	16,437	-
COP	05/19/10	882,336,000	440,948	458,269	17,321	-
CZK	04/06/10	8,219,810	431,109	437,261	6,152	-
CZK	04/16/10	12,354,000	665,792	657,051	-	8,741
CZK	05/26/10	16,527,564	876,447	878,420	1,973	-
CZK	06/28/10	16,538,597	877,033	878,543	1,510	-
EUR	12/09/10	1,796,000	2,666,342	2,425,471	-	240,871
EUR	04/01/10	1,025,877	1,375,499	1,385,602	10,103	-
EUR	05/28/10	210,000	280,315	283,648	3,333	-
EUR	07/01/10	557,000	749,581	752,346	2,765	-
GHC	05/24/10	277,000	193,233	190,362	-	2,871
GHC	07/07/10	330,000	225,256	225,256	-	-
GHC	10/11/11	159,796	73,639	96,498	22,859	-
HUF	04/16/10	178,552,500	916,150	907,677	-	8,473
HUF	07/01/10	147,939,378	751,870	745,063	-	6,807
HUF	12/09/10	129,665,510	659,748	642,533	-	17,215
IDR	04/15/10	3,633,300,000	396,000	398,548	2,548	-
IDR	04/23/10	1,460,800,000	160,000	160,004	4	-
IDR	04/30/10	3,637,656,000	396,000	397,924	1,924	-
IDR	05/17/10	5,251,420,000	556,000	572,685	16,685	-
IDR	06/28/10	2,118,960,000	218,000	229,217	11,217	-
ILS	04/02/10	857,331	226,000	231,978	5,978	-
ILS	04/12/10	7,338,582	1,948,201	1,985,574	37,373	-
ILS	05/03/10	727,000	196,047	196,665	618	-
ILS	05/11/10	1,026,532	263,132	277,670	14,538	-
INR	04/13/10	22,943,250	501,931	510,734	8,803	-
INR	04/29/10	26,408,820	578,000	587,070	9,070	-
INR	05/04/10	6,697,000	147,365	148,811	1,446	-
INR	05/04/10	13,490,760	291,000	299,771	8,771	-
INR	05/24/10	18,420,800	397,000	408,553	11,553	-
KES	04/06/10	31,039,060	403,000	401,436	-	1,564
KES	04/08/10	18,732,870	243,000	242,277	-	723
KES	04/16/10	31,301,550	407,307	404,828	-	2,479
KES	04/26/10	20,149,200	261,000	260,591	-	409
KES	04/26/10	24,819,720	321,000	320,995	-	5
KES	06/07/10	48,561,130	625,788	628,017	2,229	-
KRW	04/02/10	259,296,000	222,000	229,171	7,171	-
KRW	04/08/10	441,090,000	377,000	389,800	12,800	-
KRW	04/20/10	614,529,600	544,000	542,821	-	1,179
KRW	04/29/10	404,072,200	349,000	356,798	7,798	-
KRW	04/30/10	280,525,000	245,000	247,696	2,696	-
KRW	05/10/10	116,644,900	101,000	102,955	1,955	-
KRW	05/20/10	615,100,800	544,000	542,709	-	1,291
KRW	07/02/10	239,442,800	211,000	210,929	-	71

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2010 (concluded):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KRW	08/03/10	534,207,150	$459,000	$470,025	$11,025	$-
MXN	04/16/10	2,425,120	184,000	195,954	11,954	-
MXN	05/03/10	4,789,604	363,000	386,360	23,360	-
MXN	05/05/10	1,944,599	149,000	156,833	7,833	-
MXN	05/05/10	6,317,453	464,000	509,506	45,506	-
MXN	05/10/10	2,851,200	216,000	229,830	13,830	-
MXN	05/10/10	7,920,655	624,003	638,468	14,465	-
MYR	04/05/10	1,404,081	414,000	430,436	16,436	-
MYR	04/22/10	992,142	299,000	303,869	4,869	-
MYR	05/04/10	1,505,770	439,000	460,879	21,879	-
MYR	05/24/10	1,559,078	468,896	476,715	7,819	-
MYR	06/07/10	1,321,848	404,000	403,895	-	105
MYR	06/25/10	1,810,930	542,000	552,733	10,733	-
PHP	04/05/10	21,547,840	475,407	476,828	1,421	-
PHP	04/05/10	16,966,640	368,000	375,451	7,451	-
PHP	04/05/10	21,547,840	466,000	476,828	10,828	-
PHP	04/16/10	18,294,150	399,000	404,380	5,380	-
PHP	04/30/10	19,005,840	419,000	419,462	462	-
PHP	05/19/10	13,432,000	292,000	295,813	3,813	-
PHP	05/27/10	19,051,930	419,000	419,200	200	-
PLN	04/16/10	4,935,000	1,729,213	1,726,088	-	3,125
PLN	04/16/10	814,275	277,957	284,805	6,848	-
RON	04/13/10	1,345,280	473,390	443,560	-	29,830
RON	04/21/10	619,275	215,633	204,033	-	11,600
RON	06/16/10	1,400,200	467,731	458,714	-	9,017
RON	10/19/10	791,350	275,415	255,700	-	19,715
RSD	04/06/10	9,567,000	130,483	129,297	-	1,186
RSD	04/08/10	9,840,600	139,070	132,909	-	6,161
RSD	04/08/10	7,811,700	106,666	105,506	-	1,160
RSD	04/16/10	4,428,050	60,625	59,653	-	972
RSD	05/10/10	8,134,000	112,120	108,765	-	3,355
RUB	04/26/10	17,959,416	606,000	608,566	2,566	-
RUB	05/25/10	8,072,325	270,000	272,875	2,875	-
TRY	04/09/10	2,635,441	1,697,000	1,734,142	37,142	-
TWD	12/22/10	13,595,830	439,000	438,496	-	504
TWD	03/22/11	13,503,640	439,000	438,518	-	482
UGX	04/07/10	191,062,000	90,904	91,723	819	-
UGX	04/12/10	820,395,000	396,518	393,437	-	3,081
UGX	04/15/10	148,776,000	71,596	71,304	-	292
UGX	04/20/10	421,849,000	214,900	201,970	-	12,930
UGX	05/17/10	287,329,000	137,019	137,021	2	-
VND	04/19/10	2,756,550,000	141,000	143,778	2,778	-
ZMK	04/06/10	449,303,000	95,562	95,946	384	-
ZMK	04/12/10	765,068,000	164,425	163,275	-	1,150
ZMK	04/16/10	1,304,361,000	279,732	278,252	-	1,480
ZMK	04/26/10	1,803,040,000	382,000	384,239	2,239	-
ZMK	05/06/10	344,300,000	73,498	73,498	-	-
ZMK	05/10/10	407,623,000	87,099	86,734	-	365
ZMK	05/10/10	439,647,000	93,409	93,548	139	-
ZMK	05/11/10	1,724,504,000	368,484	366,897	-	1,587
ZMK	05/12/10	1,417,525,000	303,181	301,552	-	1,629

Total Forward Currency Purchase Contracts			$45,348,569	$45,445,280	$540,779	$444,068

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Forward Currency Sale Contracts open at March 31, 2010:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	04/05/10	1,497,643	$822,000	$842,153	$-	$20,153
BRL	05/04/10	1,545,936	856,000	864,119	-	8,119
CNY	05/10/10	3,954,867	581,000	579,366	1,634	-
CNY	05/10/10	5,034,223	740,654	737,486	3,168	-
COP	04/05/10	899,893,750	469,000	468,073	927	-
COP	05/05/10	905,814,000	468,000	470,821	-	2,821
EUR	04/06/10	317,000	431,109	428,156	2,953	-
EUR	04/16/10	484,129	665,792	653,895	11,897	-
EUR	05/26/10	649,000	876,447	876,606	-	159
EUR	06/28/10	649,000	877,033	876,611	422	-
EUR	04/16/10	665,000	916,150	898,191	17,959	-
EUR	07/01/10	550,923	751,870	744,137	7,733	-
EUR	12/09/10	472,112	659,748	637,580	22,168	-
EUR	04/16/10	209,417	277,957	282,852	-	4,895
EUR	04/16/10	1,259,668	1,729,213	1,701,388	27,825	-
EUR	04/13/10	320,000	473,390	432,211	41,179	-
EUR	04/21/10	138,000	215,633	186,393	29,240	-
EUR	06/16/10	337,968	467,731	456,496	11,235	-
EUR	10/19/10	170,000	275,415	229,590	45,825	-
EUR	04/06/10	94,817	130,483	128,064	2,419	-
EUR	04/08/10	78,000	106,666	105,351	1,315	-
EUR	04/08/10	99,000	139,070	133,715	5,355	-
EUR	04/16/10	44,076	60,625	59,531	1,094	-
EUR	05/10/10	80,839	112,120	109,188	2,932	-
EUR	04/01/10	50,158	67,800	67,746	54	-
EUR	04/01/10	975,719	1,321,612	1,317,856	3,756	-
EUR	04/30/10	1,025,877	1,375,496	1,385,635	-	10,139
EUR	05/28/10	1,536,000	2,057,587	2,074,682	-	17,095
EUR	06/24/10	876,418	1,181,000	1,183,787	-	2,787
HUF	12/09/10	501,892,200	2,666,342	2,487,033	179,309	-
ILS	04/02/10	857,331	231,242	231,978	-	736
ILS	05/11/10	1,026,532	247,000	277,670	-	30,670
INR	04/13/10	7,698,900	165,000	171,383	-	6,383
JPY	04/30/10	19,111,580	214,000	204,451	9,549	-
JPY	04/30/10	22,084,300	248,000	236,253	11,747	-
JPY	05/10/10	5,484,876	60,606	58,679	1,927	-
JPY	05/10/10	17,983,898	202,000	192,397	9,603	-
JPY	06/21/10	65,047,928	718,000	696,069	21,931	-
JPY	09/24/10	68,700,902	761,972	735,777	26,195	-
KES	04/06/10	31,039,060	402,060	401,436	624	-
KES	04/08/10	18,732,870	242,654	242,277	377	-
KRW	04/02/10	259,296,000	229,263	229,171	92	-
MXN	05/05/10	6,977,000	545,888	562,699	-	16,811
MXN	05/10/10	4,614,251	372,000	371,946	54	-
MYR	04/05/10	1,404,081	430,040	430,436	-	396
PHP	04/05/10	21,547,840	475,407	476,828	-	1,421
PHP	04/05/10	38,514,480	851,149	852,279	-	1,130
ZMK	04/06/10	449,303,000	96,005	95,946	59	-

Total Forward Currency Sale Contracts			$28,265,229	$27,886,387	502,557	123,715

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$1,043,336	$567,783

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

(a)

For federal income tax purposes, the aggregate cost was $96,584,991, aggregate gross unrealized appreciation was $13,617,560, aggregate gross unrealized depreciation was $5,312,794 and the net unrealized appreciation was $8,304,766.

(b)	Segregated security for forward currency contracts.
(c)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT – Real Estate Investment Trust

Currency Abbreviations:
BRL — Brazilian Real	KRW — South Korean Won
CLP — Chilean Peso	MXN — Mexican New Peso
CNY — Chinese Renminbi	MYR — Malaysian Ringgit
COP — Colombian Peso	PHP — Philippine Peso
CZK — Czech Koruna	PLN — Polish Zloty
EUR — Euro	RON — New Romanian Leu
GHC — Ghanaian Cedi	RSD — Serbian Dinar
HUF — Hungarian Forint	RUB — Russian Ruble
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TWD — New Taiwan Dollar
INR — Indian Rupee	UGX — Ugandan Shilling
JPY — Japanese Yen	VND — Vietnamese Dong
KES — Kenyan Shilling	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):

Agriculture	2.2%
Alcohol & Tobacco	7.1
Automotive	1.0
Banking	6.0
Commercial Services	3.6
Consumer Products	4.4
Construction & Engineering	0.7
Electric	3.3
Energy Integrated	9.0
Energy Services	3.1
Financial Services	7.2
Food & Beverages	1.1
Forest & Paper Products	1.5
Gas Utilities	0.7
Insurance	9.0
Leisure & Entertainment	6.8
Manufacturing	3.3
Metals & Mining	3.5
Pharmaceutical & Biotechnology	3.3
Real Estate	0.7
Retail	1.7
Semiconductors & Components	3.3
Telecommunications	11.6
Transportation	3.4

Subtotal	97.5
Foreign Government Obligations	13.2
Short-Term Investment	2.5

Total Investments	113.2%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc.’s (the “ Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010

Assets:
Common Stocks*	$88,297,182	$—	$—	$88,297,182
Limited Partnership Units*	1,386,432	—	—	1,386,432
Preferred Stock*	677,625	—	—	677,625
Foreign Government Obligations	—	11,512,433	671,533	12,183,966
Short-Term Investment	—	2,344,552	—	2,344,552
Other Financial Instruments**
Forward Currency Contracts	—	1,043,336	—	1,043,336

Total	$90,361,239	$14,900,321	$671,533	$105,993,093

Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(567,783)	$—	$(567,783)

*	Please refer to the Notes to Portfolio of Investments for valuation of investments by industry.
**	Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation from Investments Still Held at March 31, 2010

Foreign Government Obligations	$873,026	$7,059	($125,371)	$148,398	$108,680	($340,259)	$-	$-	$671,533	$11,293
Supranationals	348,339	792	(94,660)	93,152	-	(347,623)	-	-	-	-

Total	$1,221,365	$7,851	($220,031)	$241,550	$108,680	($687,882)	$-	$-	$671,533	$11,293

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy.

Item 2.	Controls and Procedures.

(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 28, 2010